NATIONWIDE MUTUAL FUNDS

Supplement dated October 20, 2009
to Currently Effective Prospectuses for

Nationwide Bond Fund	Nationwide Investor Destinations
Nationwide Bond Index Fund	Moderately Aggressive Fund
Nationwide Enhanced Income Fund	Nationwide Investor Destinations
Nationwide Fund	Moderate Fund
Nationwide Government Bond Fund	Nationwide Investor Destinations
Nationwide Growth Fund	Moderately Conservative Fund
Nationwide International Index Fund	Nationwide Investor Destinations
Nationwide International Value Fund	Conservative Fund
Nationwide Large Cap Value Fund	Nationwide Destination 2010 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2015 Fund
Nationwide Money Market Fund	Nationwide Destination 2020 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2035 Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Destination 2040 Fund
Nationwide Value Fund	Nationwide Destination 2045 Fund
Nationwide Investor Destinations	Nationwide Destination 2050 Fund
Aggressive Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the applicable Fund’s Prospectus.

Effectively immediately, the information in each Prospectus is modified as follows:

1. The hours of operation listed in the Fund’s Prospectus in “Section 2: Investing with Nationwide Funds” under the heading, “Contacting Nationwide Funds,” and on the back cover page under the heading, “For Additional Information Contact:,” have been revised as follows:

Representatives are available 8 a.m. to 7 p.m., Eastern Time, Monday through Friday at 800-848-0920.

2. The regular mail and overnight mail addresses as well as the fax number listed in the Fund’s Prospectus in “Section 2: Investing with Nationwide Funds” under the heading, “Contacting Nationwide Funds,” and on the back cover page under the heading, “For Additional Information Contact:,” have been revised as follows:

By Regular Mail Nationwide Funds, P.O. Box 5354, Cincinnati, OH 45210-5354

By Overnight Mail Nationwide Funds, 303 Broadway, Suite 900, Cincinnati, OH 45202

By Fax 800-421-2182

3. The telephone redemption option identified in the Prospectus is no longer available to shareholders who own shares in an IRA account.

4. In “Section 2: Investing with Nationwide Funds” under the heading, “Medallion Signature Guarantee,” the first bullet point is revised as follows: “your account address has changed within the last 30 days.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE